Expense Example, No Redemption - Retail Class - Transamerica Capital Growth	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	653	872	1,108	1,784	185	572	985	2,137	85	265	460	1,025	74	230	401	894